SCHEDULE OF INVESTMENTS
Thornburg Developing World Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 96.4%
	Automobiles & Components — 1.2%
	Automobiles — 1.2%
	Kia Corp.	106,369	$ 7,197,940
			7,197,940
	Banks — 13.1%
	Banks — 13.1%
	Al Rajhi Bank	286,125	7,203,765
	Bank Rakyat Indonesia Persero Tbk. PT	22,379,400	5,649,645
	China Construction Bank Corp. Class H	22,597,500	18,853,920
	Credicorp Ltd.	38,215	7,005,574
	Grupo Financiero Banorte SAB de CV Class O	968,759	6,242,504
	ICICI Bank Ltd.	826,533	12,391,177
	KB Financial Group, Inc.	119,110	6,707,198
	SCB X PCL	2,585,385	8,900,500
	State Bank of India	693,790	6,450,562
			79,404,845
	Capital Goods — 2.5%
	Aerospace & Defense — 1.4%
	LIG Nex1 Co. Ltd.	56,832	8,497,990
	Machinery — 1.1%
	Techtronic Industries Co. Ltd.	499,000	6,585,529
			15,083,519
	Consumer Discretionary Distribution & Retail — 11.1%
	Broadline Retail — 9.9%
	Alibaba Group Holding Ltd.	1,234,500	13,097,384
[a]	MercadoLibre, Inc.	3,286	5,587,646
	Naspers Ltd. Class N	163,619	36,182,981
[a]	PDD Holdings, Inc. ADR	54,249	5,261,611
	Specialty Retail — 1.2%
	K Car Co. Ltd.	829,218	7,185,985
			67,315,607
	Consumer Durables & Apparel — 2.7%
	Household Durables — 1.0%
	Nien Made Enterprise Co. Ltd.	524,157	5,859,584
	Textiles, Apparel & Luxury Goods — 1.7%
	Kalyan Jewellers India Ltd.	1,156,437	10,283,342
			16,142,926
	Consumer Services — 5.2%
	Diversified Consumer Services — 1.1%
	New Oriental Education & Technology Group, Inc. Sponsored ADR	104,996	6,738,643
	Hotels, Restaurants & Leisure — 4.1%
[a,b]	Meituan Class B	416,700	8,139,081
[a]	Trip.com Group Ltd. ADR	129,258	8,874,854
[a]	Zomato Ltd.	2,258,632	7,332,780
			31,085,358
	Consumer Staples Distribution & Retail — 3.4%
	Consumer Staples Distribution & Retail — 3.4%
	BIM Birlesik Magazalar AS	426,062	6,365,966
[a,b]	Dino Polska SA	81,062	7,667,667
[a]	Zabka Group SA	1,367,480	6,373,539
			20,407,172
	Energy — 5.7%
	Energy Equipment & Services — 1.0%
	ADNOC Drilling Co. PJSC	4,213,063	6,113,618
	Oil, Gas & Consumable Fuels — 4.7%
	PetroChina Co. Ltd. Class H	7,408,000	5,827,851

SCHEDULE OF INVESTMENTS, Continued
Thornburg Developing World Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES	VALUE
[a]	PRIO SA	821,093	$ 5,382,153
	Reliance Industries Ltd.	707,212	10,048,067
[a]	Vista Energy SAB de CV ADR	128,824	6,970,667
			34,342,356
	Financial Services — 5.5%
	Capital Markets — 3.1%
	360 ONE WAM Ltd.	436,695	6,394,820
	Hong Kong Exchanges & Clearing Ltd.	167,600	6,361,621
	Saudi Tadawul Group Holding Co.	103,338	5,962,548
	Financial Services — 2.4%
	FirstRand Ltd.	2,089,020	8,408,662
[b]	Home First Finance Co. India Ltd.	490,768	6,064,826
			33,192,477
	Food, Beverage & Tobacco — 4.8%
	Beverages — 3.3%
	Kweichow Moutai Co. Ltd. Class A	35,929	7,501,565
	Varun Beverages Ltd.	1,700,179	12,659,930
	Food Products — 1.5%
	China Mengniu Dairy Co. Ltd.	3,961,200	8,956,071
			29,117,566
	Health Care Equipment & Services — 1.5%
	Health Care Providers & Services — 1.5%
	Max Healthcare Institute Ltd.	669,147	8,816,315
			8,816,315
	Household & Personal Products — 1.5%
	Personal Care Products — 1.5%
	Proya Cosmetics Co. Ltd. Class A	754,125	8,750,815
			8,750,815
	Insurance — 3.7%
	Insurance — 3.7%
	AIA Group Ltd.	828,692	6,007,141
	Fubon Financial Holding Co. Ltd.	3,654,050	10,064,534
	Ping An Insurance Group Co. of China Ltd. Class H	1,052,500	6,240,480
			22,312,155
	Real Estate Management & Development — 3.2%
	Real Estate Management & Development — 3.2%
	Aldar Properties PJSC	3,375,914	7,058,717
	Corp. Inmobiliaria Vesta SAB de CV ADR	245,596	6,287,258
[b]	Macrotech Developers Ltd.	364,157	5,878,319
			19,224,294
	Semiconductors & Semiconductor Equipment — 16.9%
	Semiconductors & Semiconductor Equipment — 16.9%
	MediaTek, Inc.	217,000	9,365,859
	SK Hynix, Inc.	154,532	17,707,870
	Taiwan Semiconductor Manufacturing Co. Ltd.	2,296,000	75,285,577
			102,359,306
	Software & Services — 2.3%
	Information Technology Services — 2.3%
	Tata Consultancy Services Ltd.	289,918	13,904,347
			13,904,347
	Technology Hardware & Equipment — 4.3%
	Electronic Equipment, Instruments & Components — 2.3%
	Hon Hai Precision Industry Co. Ltd.	1,164,000	6,532,843
	Lotes Co. Ltd.	122,300	7,292,974
	Technology Hardware, Storage & Peripherals — 2.0%
	Samsung Electronics Co. Ltd.	345,745	12,338,534
			26,164,351

SCHEDULE OF INVESTMENTS, Continued
Thornburg Developing World Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Telecommunication Services — 1.7%
	Diversified Telecommunication Services — 1.7%
	Converge Information & Communications Technology Solutions, Inc.	37,887,634	$ 10,486,471
			10,486,471
	Transportation — 3.9%
	Transportation Infrastructure — 3.9%
	Adani Ports & Special Economic Zone Ltd.	668,755	9,568,847
	Jiangsu Expressway Co. Ltd. Class H	6,811,000	7,524,271
	Salik Co. PJSC	4,399,343	6,467,773
			23,560,891
	Utilities — 2.2%
	Gas Utilities — 1.3%
	China Resources Gas Group Ltd.	1,991,500	7,884,819
	Independent Power and Renewable Electricity Producers — 0.9%
	NHPC Ltd.	5,861,179	5,517,934
			13,402,753
	Total Common Stock (Cost $449,418,501)		582,271,464
	Preferred Stock — 2.2%
	Banks — 1.3%
	Banks — 1.3%
	Itau Unibanco Holding SA 7.853%	1,565,060	7,742,233
			7,742,233
	Energy — 0.9%
	Oil, Gas & Consumable Fuels — 0.9%
	Petroleo Brasileiro SA 16.781%	966,282	5,715,054
			5,715,054
	Total Preferred Stock (Cost $15,047,551)		13,457,287
	Short-Term Investments — 2.1%
[c]	Thornburg Capital Management Fund	1,280,687	12,806,873
	Total Short-Term Investments (Cost $12,806,873)		12,806,873
	Total Investments — 100.7% (Cost $477,272,925)		$608,535,624
	Liabilities Net of Other Assets — (0.7)%		(4,058,077)
	Net Assets — 100.0%		$604,477,547

Footnote Legend
a	Non-income producing.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, the aggregate value of these securities in the Fund’s portfolio was $27,749,893, representing 4.59% of the Fund’s net assets.
c	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Developing World Fund	December 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Developing World Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers five classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”) and Retirement Classes (“Class R5” and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Developing World Fund	December 31, 2024 (Unaudited)

Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/24	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/24	Dividend Income
Thornburg Capital Mgmt. Fund	$1,108,242	$56,123,634	$(44,425,003)	$-	$-	$12,806,873	$89,787